Business Combination	6 Months Ended
Mar. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

Note 4 BUSINESS COMBINATION

On August 20, 2024, the Company entered into a definitive acquisition agreement, pursuant to which it would purchase all shares of SPW Global Inc. (“SPW”), a company incorporated under the laws of the British Virgin Islands, which in turn wholly owns Wealth AI PTE LTD. (“Wealth AI”). Wealth AI is a company based in Singapore that offers personalized, cost-effective wealth management solutions using artificial intelligence. The total purchase price is US$4,500,000, subject to customary closing purchase price adjustments, with US$3 million being paid in cash and the remaining US$1.5 million being settled in the form of 780,000 class A ordinary shares and 1,620,000 class B ordinary shares of PWI issuable to the seller and key employees of the Company. The transaction closed on November 4, 2024.

On November 5, 2024, the Company entered into a definitive acquisition agreement, pursuant to which the Company will purchase all shares of InnoSphere Tech Inc., a company incorporated under the laws of the British Virgin Islands. The total purchase price is US$2,100,000, subject to customary closing purchase price adjustments, in the form of 3,500,000 newly issued Class B Ordinary Shares at a price per Class B ordinary share of US$0.60 to the seller and key employees of InnoSphere Tech Inc. The Company also granted warrants to purchase 2,625,000 Class A Ordinary Shares of the Company at an exercise price per share equal to US$0.72 to the seller parties. The warrants will become exercisable on the six-month anniversary of the issuance date and will expire on the fifth anniversary from the date on which they become exercisable. The transaction closed on December 16, 2024.

On November 12, 2024, the Company entered into a definitive acquisition agreement pursuant to which PWM will purchase all shares of Tokyo Bay, a company incorporated under the laws of the British Virgin Islands. The total purchase price is US$1,500,000, subject to customary closing purchase price adjustments, in the form of 2,500,000 newly issued Class B Ordinary Shares of the Company at a price per Class B Ordinary Share of US$0.60 to the seller and key employees of Tokyo Bay. The Company will also grant warrants to purchase 1,875,000 Class A Ordinary Shares of the Company at an exercise price per share equal to US$0.72 to the seller parties. The warrants will become exercisable on the six-month anniversary of the issuance date and will expire on the fifth anniversary from the date on which they become exercisable. The acquisition of Tokyo Bay closed on December 16, 2024.

	Wealth AI	Tokyo Bay	InnoSphere Tech	Total
Net liabilities acquired (including cash of $2,462, accrued liabilities of $43,068)	$(40,606)	$—	$—	(40,606)

Intangible assets(1)	512,460	—	—	512,460
Goodwill	4,657,664	4,055,000	4,961,500	13,674,164
Deferred tax liabilities(2)	(87,118)	—	—	(87,118)
Total	$5,042,400	$4,055,000	$4,961,500	$14,058,900

Total purchase price comprised of:
– cash consideration	$3,000,000	$—	$—	$3,000,000
– share-based consideration	2,042,400	2,085,000	2,943,500	7,070,900
– warrants issued	—	1,970,000	2,018,000	3,988,000
Total	$5,042,400	$4,055,000	$4,961,500	$14,058,900

(1)	The intangible assets mainly arise from the recognition, on a fair value basis, website development of Wealth AI, with an expected useful life of 5 years. The fair values of the intangible assets are based on estimation of the Group with reference to the valuation carried out by an independent qualified professional valuer not connected with the Group.

(2)	The deferred tax liabilities relating to the fair value adjustments of intangible assets amounted to US$87,118, which is calculated at the Singapore Profits Tax rate of 17%.

The transaction resulted in a purchase price allocation of $13,674,164 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the businesses and the synergies expected from the combined operations of the companies and the Group to leverage the transformative potential of artificial intelligence in wealth management business. The total amount of the goodwill acquired is not deductible for tax purposes.